Biological assets - Significant unobservable inputs (Details)	12 Months Ended
	Dec. 31, 2018 ton / hectare $ / ton kilogram / ton $ / hectare	Dec. 31, 2017 ton / hectare $ / ton kilogram / ton $ / hectare
Sown land – sugarcane | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	60	60
TRS value | kilogram / ton	120	120
Maintenance costs | $ / hectare	500	500
Harvest costs | $ / ton	9.0	9.0
Leasing costs	12	11.4
Sown land – sugarcane | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	100	100
TRS value | kilogram / ton	140	140
Maintenance costs | $ / hectare	700	700
Harvest costs | $ / ton	15	14.0
Leasing costs	14.4	14.4
Sown land – crops, wheat | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	1.2	1.5
Commercial costs	55	55
Production costs	140	200
Sown land – crops, wheat | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	5.2	5.1
Commercial costs	120	110
Production costs	460	540
Sown land – crops, corn | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	2.2	4
Commercial costs	85	107
Production costs	300	230
Sown land – crops, corn | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	9.4	8
Commercial costs	230	300
Production costs	620	550
Sown land – crops, soybean | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	1.1	1.4
Commercial costs	55	172
Production costs	260	250
Sown land – crops, soybean | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	4.1	3.4
Commercial costs	110	176
Production costs	460	350
Sown land – crops, sunflower | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	1.5	2.1
Commercial costs	45	10
Production costs	220	230
Sown land – crops, sunflower | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	2.1	3.5
Commercial costs	80	37
Production costs	360	350
Sown land – rice | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	6	5
Commercial costs | $ / hectare	11	3
Production costs | $ / hectare	830	750
Sown land – rice | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields	7.4	5.9
Commercial costs | $ / hectare	14	9
Production costs | $ / hectare	1,090	1,000